LEASES, Lease Terms (Details)	Dec. 31, 2021
Minimum [Member]
Operating Lease, Description [Abstract]
Lease term	1 year
Renewal term	1 year
Maximum [Member]
Operating Lease, Description [Abstract]
Lease term	10 years
Renewal term	10 years